Matthews Korea Active ETF Performance Management - Matthews Korea Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	On July 14, 2023, the Fund acquired the assets and assumed the liabilities of the Matthews Korea Fund, a series the Trust (the “Predecessor Fund”), in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of the Institutional Class of the Predecessor Fund. The performance information provided below includes that of the Institutional Class of the Predecessor Fund. The Fund has the same investment objective and substantially similar investment strategies as the Predecessor Fund. However, the Fund has a lower net expense ratio than each share class of the Predecessor Fund. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund. The performance of the Fund’s benchmark index is also shown below.
Performance Past Does Not Indicate Future [Text]	As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund.
Bar Chart [Heading]	Annual Total Returns For years Ended 12/31
Bar Chart Closing [Text Block]	Best QuarterQ2 202532.40%Worst QuarterQ1 2020-22.40%
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.40%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020